Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Item 402(v) Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and NEO pay. This disclosure is intended to comply with the requirements of Item 402(v) of Regulation S-K applicable to “smaller reporting companies.” For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, refer to the “Executive Compensation” section above.

Required Tabular Disclosure of Pay Versus Performance

The following table sets forth information on the compensation of our Principal Executive Officer (“PEO”) and our other NEOs in comparison to certain performance metrics for the three years presented in the table. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Executive Compensation” section above.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return ($)(3)	Net Income ($ in thousands)(4)
2025	4,735,016	6,487,389	2,285,863	2,606,567	83.72	(278,666)
2024	6,242,348	4,225,727	2,428,928	1,662,540	70.19	(173,983)
2023	5,251,407	5,946,656	2,201,886	2,483,865	115.87	(152,631)

(1)
Amounts in this column correspond to amounts of the Total column of the Summary Compensation Table for the applicable year. The PEO for each year reported is Troy E. Wilson, Ph.D., J.D., our President and CEO. The non-PEO NEOs for each year reported are as follows:
•
2025: Brian Powl and Kathleen Ford
•
2024 and 2023: Stephen Dale, M.D., Kathleen Ford, and Teresa Bair, J.D.

(2)
Amounts reported in these columns represent the CAP to our PEO and the average amount of CAP to our non-PEO NEOs, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the total compensation actually earned by or received by our PEO or non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation as set forth in the Summary Compensation Table for each year to determine the CAP:

Year	Executive(s)	Summary Compensation Table Total ($)	Less: Grant Date Fair Value of Awards reported in Summary Compensation Table ($)	Plus: Year-End Fair Value of Unvested Awards Granted in Year ($)	Plus: Fair Value of Awards Granted and Vested in Year ($)	Plus: Change in Fair Value of Unvested Awards Granted in Prior Years ($)	Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in Year ($)	Compensation Actually Paid ($)
2025	PEO	4,735,016	3,297,250	2,955,859	613,350	44,999	1,435,415	6,487,389
	Non-PEO NEOs	2,285,863	1,415,113	1,150,510	377,359	54,058	153,890	2,606,567

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant. For more information on these assumptions and processes, please see Note 11 to our financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025 and the footnotes to the Summary Compensation Table of this proxy statement.

Stock Options	2025
Expected term (in years)	3.6 — 6.9
Strike price	$8.68 — $32.80
Volatility	61.3% — 66.1%
Dividend yield	—
Risk-free interest rate	3.5% — 4.6%

(3)
Total stockholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2022. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period. No dividends were paid in the applicable years.
(4)
The amounts reported represent net loss as reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Amounts in this column correspond to amounts of the Total column of the Summary Compensation Table for the applicable year. The PEO for each year reported is Troy E. Wilson, Ph.D., J.D., our President and CEO. The non-PEO NEOs for each year reported are as follows:
•
2025: Brian Powl and Kathleen Ford
•
2024 and 2023: Stephen Dale, M.D., Kathleen Ford, and Teresa Bair, J.D.

PEO Total Compensation Amount	$ 4,735,016	$ 6,242,348	$ 5,251,407
PEO Actually Paid Compensation Amount	$ 6,487,389	4,225,727	5,946,656
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported in these columns represent the CAP to our PEO and the average amount of CAP to our non-PEO NEOs, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the total compensation actually earned by or received by our PEO or non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation as set forth in the Summary Compensation Table for each year to determine the CAP:

Year	Executive(s)	Summary Compensation Table Total ($)	Less: Grant Date Fair Value of Awards reported in Summary Compensation Table ($)	Plus: Year-End Fair Value of Unvested Awards Granted in Year ($)	Plus: Fair Value of Awards Granted and Vested in Year ($)	Plus: Change in Fair Value of Unvested Awards Granted in Prior Years ($)	Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in Year ($)	Compensation Actually Paid ($)
2025	PEO	4,735,016	3,297,250	2,955,859	613,350	44,999	1,435,415	6,487,389
	Non-PEO NEOs	2,285,863	1,415,113	1,150,510	377,359	54,058	153,890	2,606,567

Non-PEO NEO Average Total Compensation Amount	$ 2,285,863	2,428,928	2,201,886
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,606,567	1,662,540	2,483,865
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts reported in these columns represent the CAP to our PEO and the average amount of CAP to our non-PEO NEOs, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the total compensation actually earned by or received by our PEO or non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation as set forth in the Summary Compensation Table for each year to determine the CAP:

Year	Executive(s)	Summary Compensation Table Total ($)	Less: Grant Date Fair Value of Awards reported in Summary Compensation Table ($)	Plus: Year-End Fair Value of Unvested Awards Granted in Year ($)	Plus: Fair Value of Awards Granted and Vested in Year ($)	Plus: Change in Fair Value of Unvested Awards Granted in Prior Years ($)	Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in Year ($)	Compensation Actually Paid ($)
2025	PEO	4,735,016	3,297,250	2,955,859	613,350	44,999	1,435,415	6,487,389
	Non-PEO NEOs	2,285,863	1,415,113	1,150,510	377,359	54,058	153,890	2,606,567

Equity Valuation Assumption Difference, Footnote

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant. For more information on these assumptions and processes, please see Note 11 to our financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025 and the footnotes to the Summary Compensation Table of this proxy statement.

Stock Options	2025
Expected term (in years)	3.6 — 6.9
Strike price	$8.68 — $32.80
Volatility	61.3% — 66.1%
Dividend yield	—
Risk-free interest rate	3.5% — 4.6%

	Total stockholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2022. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period. No dividends were paid in the applicable years.
Compensation Actually Paid vs. Total Shareholder Return	The following graph illustrates the relationship during 2023-2025 of the CAP for our PEO and other NEOs as calculated pursuant to SEC rules to our TSR.
Compensation Actually Paid vs. Net Income	The following graph illustrates the relationship during 2023-2025 of the CAP for our PEO and other NEOs as calculated pursuant to SEC rules to our net loss.
Total Shareholder Return Amount	$ 83.72	70.19	115.87
Net Income (Loss)	$ (278,666,000)	$ (173,983,000)	$ (152,631,000)
PEO Name	Troy E. Wilson, Ph.D., J.D	Troy E. Wilson, Ph.D., J.D	Troy E. Wilson, Ph.D., J.D
Additional 402(v) Disclosure

Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures

As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

All information provided above under the “Item 402(v) Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Expected term, Minimum	3 years 7 months 6 days
Expected term, Maximum	6 years 10 months 24 days
Strike price, Minimum	$ 8.68
Strike price, Maximum	$ 32.8
Volatility, Minimum	61.30%
Volatility, Maximum	66.10%
Dividend yield	0.00%
Risk-free interest rate, Minimum	3.50%
Risk-free interest rate, Maximum	4.60%
Dividend paid	$ 0	$ 0	$ 0
Initial Fixed Investment				$ 100
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,297,250)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,955,859
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,999
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	613,350
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,435,415
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,415,113)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,150,510
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,058
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,359
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 153,890